Net sales (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Wholesale	777.0	448.8	264.8
Direct-to-Consumer	445.1	275.8	160.5
Net sales	1,222.1	724.6	425.3

Net sales by product groups:

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Shoes	1,167.5	683.3	406.4
Apparel	47.3	36.3	15.8
Accessories	7.4	5.0	3.2
Net sales	1,222.1	724.6	425.3
Net sales by geographic regions (based on location of customers):

	Year ended December 31,
(CHF in millions)	2022	2021	2020

Europe	354.3	260.4	187.5
thereof Switzerland	51.5	55.1	51.8
North America	738.5	409.5	208.1
Asia-Pacific	80.2	42.7	23.0
Rest of World	49.1	12.0	6.7
Net sales	1,222.1	724.6	425.3